Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 5,371,484	$ 5,239,137
Less: accumulated depreciation	(3,907,377)	(3,758,341)
Property, plant and equipment, net	1,464,107	1,480,796
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,420,992	2,396,519
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,792,580	1,778,828
Automobiles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	215,829	213,647
Office and electric equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	588,789	569,261
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 353,294	$ 280,882